23. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	R$ 727	R$ 3
Liquidity risk [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	(727)
Liquidity risk [member] | Loans and borrowings [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	22,404,426
Cash flow contracted	34,310,033
Liquidity risk [member] | Loans and borrowings [member] | 2021 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	1,731,718
Liquidity risk [member] | Loans and borrowings [member] | 2022 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	3,405,806
Liquidity risk [member] | Loans and borrowings [member] | 2023 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	3,491,994
Liquidity risk [member] | Loans and borrowings [member] | 2024 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	2,668,153
Liquidity risk [member] | Loans and borrowings [member] | 2025 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	1,418,320
Liquidity risk [member] | Loans and borrowings [member] | 2026 onwards [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	21,594,042
Liquidity risk [member] | Trade accounts payable [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	9,009,987
Cash flow contracted	9,098,376
Liquidity risk [member] | Trade accounts payable [member] | 2021 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	9,084,595
Liquidity risk [member] | Trade accounts payable [member] | 2022 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	5,499
Liquidity risk [member] | Trade accounts payable [member] | 2023 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	5,433
Liquidity risk [member] | Trade accounts payable [member] | 2024 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	2,849
Liquidity risk [member] | Trade accounts payable [member] | 2025 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Trade accounts payable [member] | 2026 onwards [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Supply chain finance [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	1,452,637
Cash flow contracted	1,474,227
Liquidity risk [member] | Supply chain finance [member] | 2021 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	1,474,227
Liquidity risk [member] | Supply chain finance [member] | 2022 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Supply chain finance [member] | 2023 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Supply chain finance [member] | 2024 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Supply chain finance [member] | 2025 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Supply chain finance [member] | 2026 onwards [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Lease liabilities [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	2,536,681
Cash flow contracted	3,277,861
Liquidity risk [member] | Lease liabilities [member] | 2021 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	409,409
Liquidity risk [member] | Lease liabilities [member] | 2022 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	542,947
Liquidity risk [member] | Lease liabilities [member] | 2023 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	448,295
Liquidity risk [member] | Lease liabilities [member] | 2024 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	377,710
Liquidity risk [member] | Lease liabilities [member] | 2025 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	283,917
Liquidity risk [member] | Lease liabilities [member] | 2026 onwards [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	1,215,583
Liquidity risk [member] | Currency derivatives (NDF) [member] | Designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	81,650
Cash flow contracted	81,650
Liquidity risk [member] | Currency derivatives (NDF) [member] | 2021 [member] | Designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	81,650
Liquidity risk [member] | Currency derivatives (NDF) [member] | 2022 [member] | Designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Currency derivatives (NDF) [member] | 2022 [member] | Non-designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Currency derivatives (NDF) [member] | 2023 [member] | Designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Currency derivatives (NDF) [member] | 2023 [member] | Non-designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Currency derivatives (NDF) [member] | 2024 [member] | Designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Currency derivatives (NDF) [member] | 2024 [member] | Non-designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Currency derivatives (NDF) [member] | 2025 [member] | Designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Currency derivatives (NDF) [member] | 2025 [member] | Non-designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Currency derivatives (NDF) [member] | 2026 onwards [member] | Designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Currency derivatives (NDF) [member] | 2026 onwards [member] | Non-designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Commodities derivatives [member] | Designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	269,361
Cash flow contracted	269,361
Liquidity risk [member] | Commodities derivatives [member] | Non-designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	20,036
Cash flow contracted	20,036
Liquidity risk [member] | Commodities derivatives [member] | 2021 [member] | Designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	268,634
Liquidity risk [member] | Commodities derivatives [member] | 2021 [member] | Non-designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	20,036
Liquidity risk [member] | Commodities derivatives [member] | 2022 [member] | Designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	727
Liquidity risk [member] | Commodities derivatives [member] | 2022 [member] | Non-designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Commodities derivatives [member] | 2023 [member] | Designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Commodities derivatives [member] | 2023 [member] | Non-designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Commodities derivatives [member] | 2024 [member] | Designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Commodities derivatives [member] | 2024 [member] | Non-designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Commodities derivatives [member] | 2025 [member] | Designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Commodities derivatives [member] | 2025 [member] | Non-designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Commodities derivatives [member] | 2026 onwards [member] | Designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Commodities derivatives [member] | 2026 onwards [member] | Non-designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value
Liquidity risk [member] | Interestrate derivatives [member] | Non-designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	14,649
Cash flow contracted	14,649
Liquidity risk [member] | Interestrate derivatives [member] | 2021 [member] | Non-designated as cash flow hedge [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Book value	R$ 14,649